Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Master Loan Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, the following changes apply:
The following information replaces in its entirety the information in the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Thomas Ewald	Portfolio Manager	2020

David Lukkes	Portfolio Manager	2019 (predecessor fund 2015)

Philip Yarrow	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management team at Invesco Senior Secured. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.
■	David Lukkes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco Senior Secured and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Lukkes managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2008.
■	Philip Yarrow, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Anthony Arnese will no longer serve as Portfolio Manager of the Fund. All references to Mr. Arnese in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
O-MLF-SUMSTATSAI-SUP 101520
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